1

                THE VALUEMARK[{R}] II AND THE VALUEMARK[{R}] III
                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                      ALLIANZ LIFE[{R}] VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 11) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes two individual flexible purchase payment variable deferred annuity contracts (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not begin receiving regular Annuity Payments immediately.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.


Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to
Section 15(d) of that Act.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: April 27, 2009, as revised October 26, 2009



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. We may offer a fixed account as an Investment Choice under our general account. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
AIM
AZL[{R}] AIM International Equity Fund


BLACKROCK
AZL[{R} ]BlackRock Capital Appreciation Fund
AZL[{R}] International Index Fund
AZL[{R}] Money Market Fund
AZL[{R}] S&P 500 Index Fund
AZL[{R}] Small Cap Stock Index Fund
BlackRock Global Allocation V.I. Fund

COLUMBIA
AZL[{R}] Columbia Mid Cap Value Fund
AZL[{R}] Columbia Small Cap Value Fund


DAVIS
AZL[{R}] Davis NY Venture Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio[(1)]


DREYFUS
AZL[{R}] Dreyfus Equity Growth Fund

EATON VANCE
AZL[{R}] Eaton Vance Large Cap Value Fund

FRANKLIN TEMPLETON
AZL[{R} ]Franklin Small Cap Value Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund[(2)]
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

FUND OF FUNDS
AZL Fusion[SM] Balanced Fund
AZL Fusion[SM] Growth Fund
AZL Fusion[SM] Moderate Fund
AZL[{R}] Balanced Index Strategy Fund
AZL[{R}] Moderate Index Strategy Fund

J.P. MORGAN
AZL[{R}] JPMorgan U.S. Equity Fund

MFS
AZL[{R}] MFS Investors Trust Fund


OPPENHEIMER CAPITAL
AZL[{R}] OCC Opportunity Fund
OpCap Mid Cap Portfolio[(3)]


OPPENHEIMER FUNDS
Oppenheimer Global Securities Fund/VA[(1)]
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund[{R}]/VA[(1)]

PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn[{R}] Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio


PRUDENTIAL
SP International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio


SCHRODER
AZL[{R}] Schroder Emerging Markets Equity Fund


SELIGMAN
Seligman Smaller-Cap Value Portfolio[(1)]

TURNER
AZL[{R}] Turner Quantitative Small Cap Growth Fund


VAN KAMPEN
AZL[{R}] Van Kampen Equity and Income Fund
AZL[{R}] Van Kampen Global Real Estate Fund
AZL[{R}] Van Kampen Growth and Income Fund
AZL[{R}] Van Kampen International Equity Fund
AZL[{R}] Van Kampen Mid Cap Growth Fund


(1)The Investment Option is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in the Investment Option on April 30, 2004.
(2)The Franklin Small Cap Value Securities Fund is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.
(3)A fund of the Premier VIT series.


     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

                                       3

TABLE OF CONTENTS
Fee Tables.............................................................................4
    Contract Owner Transaction Expenses................................................4
    Contract Owner Periodic Expenses During the Accumulation and Annuity Phases........4
    Annual Operating Expenses of the Investment Options................................5
    Examples...........................................................................5
1.  The Variable Annuity Contracts.....................................................6
    Ownership..........................................................................7
2.  The Annuity Phase..................................................................8
    Income Date........................................................................8
    Partial Annuitization..............................................................8
    Annuity Options....................................................................9
    Annuity Payments..................................................................11
3.  Purchase..........................................................................11
    Purchase Payments.................................................................11
    Automatic Investment Plan (AIP)...................................................12
    Allocation of Purchase Payments...................................................12
    Tax-Free Section 1035 Exchanges...................................................12
    Accumulation Units/Computing the Contract Value...................................13
4.  Investment Options................................................................13
    Substitution and Limitation on Further Investments................................20
    Transfers.........................................................................20
    Excessive Trading and Market Timing...............................................21
    Dollar Cost Averaging (DCA) Program...............................................23
    Flexible Rebalancing..............................................................24
    Financial Advisers - Asset Allocation Programs....................................24
    Voting Privileges.................................................................24
5.  Our General Account...............................................................25
6.  Expenses..........................................................................25
    Separate Account Annual Expenses..................................................25
    Contract Maintenance Charge.......................................................25
    Withdrawal Charge.................................................................26
    Transfer Fee......................................................................27
    Premium Taxes.....................................................................27
    Income Taxes......................................................................27
    Investment Option Expenses........................................................28
7.  Taxes.............................................................................28
    Annuity Contracts in General......................................................28
    Qualified Contracts...............................................................28
    Multiple Contracts................................................................29
    Partial 1035 Exchanges............................................................29
    Distributions - Non-Qualified Contracts...........................................29
    Distributions - Qualified Contracts...............................................30
    Assignments, Pledges and Gratuitous Transfers.....................................31
    Death Benefits....................................................................31
    Withholding.......................................................................31
    Federal Estate Taxes..............................................................32
    Generation-Skipping Transfer Tax..................................................32
    Foreign Tax Credits...............................................................32
    Annuity Purchases by Nonresident Aliens and
        Foreign Corporations..........................................................32
    Possible Tax Law Changes..........................................................32
    Diversification...................................................................32
    Required Distributions............................................................32
8.  Access To Your Money..............................................................33
    Partial Withdrawal Privilege......................................................33
    Systematic Withdrawal Program.....................................................34
    The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.34
    Suspension of Payments or Transfers...............................................34
9.  Death Benefit.....................................................................35
    Death Benefit.....................................................................35
    Death of the Owner................................................................35
    Death of the Annuitant............................................................35
    Death Benefit Payment Options.....................................................36
10. Other Information.................................................................36
    Allianz Life......................................................................36
    The Separate Account..............................................................36
    Distribution......................................................................37
    Additional Credits for Certain Groups.............................................38
    Administration/Allianz Service Center.............................................38
    Legal Proceedings.................................................................39
    Financial Statements..............................................................39
11. Glossary..........................................................................39
12. Table of Contents of the Statement of Additional Information (SAI)................41
13. Privacy and Security Statement....................................................42
Appendix A - Annual Operating Expenses for Each Investment Option.....................44
Appendix B - Condensed Financial Information..........................................49
For Service or More Information.......................................................56



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

FEE TABLES
The following tables describe the fees and expenses that you will pay when owning and taking a withdrawal from the Contracts. For more information, see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contracts during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES

VALUEMARK II:                                                      VALUEMARK III:
WITHDRAWAL CHARGE[(1)] DURING THE ACCUMULATION PHASE               WITHDRAWAL CHARGE[(1)] DURING THE ACCUMULATION PHASE
(as a percentage of each Purchase Payment withdrawn)               (as a percentage of each Purchase Payment withdrawn)
 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE  CHARGE   NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE  CHARGE
                         PAYMENT                                                            PAYMENT
                            0                               5.0%                               0                               6.0%
                            1                               5.0%                               1                               5.0%
                            2                               4.0%                               2                               4.0%
                            3                               3.0%                               3                               3.0%
                            4                               1.5%                               4                               1.5%
                     5 years or more                        0.0%                        5 years or more                        0.0%

TRANSFER FEE[(2)]The lesser of $25 or 2% of the amount transferred
PREMIUM TAXES[(3)].................0% to 3.5%
(as a percentage of each Purchase Payment)

CONTRACT OWNER PERIODIC EXPENSES DURING THE ACCUMULATION AND ANNUITY PHASES The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charge and the administrative charge.

CONTRACT MAINTENANCE CHARGE[(4)]..........$30
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

 M&E CHARGE            1.25%
 ADMINISTRATIVE CHARGE 0.15%
                      -------
 TOTAL                 1.40%


(1)The partial withdrawal privilege for each Contract Year is equal to 15% of your total Purchase Payments, less any previous withdrawals taken under the partial withdrawal privilege or as a required minimum distribution payment during that Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 8, Access to Your Money.


(2)The Contracts provide that if more than three transfers have been made in a Contract Year, we may deduct a transfer fee. Currently, we permit you to make 12 free transfers each Contract Year. Dollar cost averaging and flexible rebalancing transfers do not count against any free transfers we allow. Currently, we only deduct the transfer fee during the Accumulation Phase, but we reserve the right to also deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.
(3)It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 6, Expenses - Premium Taxes.
(4)During the Accumulation Phase, we waive the contract maintenance charge if your Contract Value or total Purchase Payments (less withdrawals) is at least $100,000 at the time we are to deduct the charge. Currently, we also waive this charge during the Annuity Phase if your Contract Value on the Income Date is at least $100,000. For more information, see section 6, Expenses - Contract Maintenance Charge.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2008, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.


                                                                                                                     MINIMUM MAXIMUM
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees, and other  0.47%   1.95%
expenses) before fee waivers and expense reimbursements


* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

EXAMPLES
These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The entire $30 contract maintenance charge is deducted in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if at the end of year the Contract Value or the total Purchase Payments (less withdrawals) is at least $100,000; or during the Annuity Phase if your Contract Value on the Income Date is at least $100,000.

Transfer fees may apply, but are not reflected in these examples.

For additional information, see section 6, Expenses.


VALUEMARK II CONTRACT:
If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
OF:
1.95% (the maximum Investment Option operating expense)                                                $793  $1,340  $1,933   $3,940
0.47% (the minimum Investment Option operating expense)                                                $645    $898  $1,198   $2,490

VALUEMARK III CONTRACT:
If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
OF:
1.95% (the maximum Investment Option operating expense)                                                $878  $1,340  $1,933   $3,940
0.47% (the minimum Investment Option operating expense)                                                $730    $898  $1,198   $2,490

VALUEMARK II AND VALUEMARK III CONTRACTS:
If you do not take a full withdrawal or if you take a Full Annuitization of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
OF:
1.95% (the maximum Investment Option operating expense)                                                $368  $1,120  $1,895   $3,940
0.47% (the minimum Investment Option operating expense)                                                $220    $678  $1,161   $2,490


See Appendix B for condensed financial information regarding the Accumulation Unit values.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

1. THE VARIABLE ANNUITY CONTRACTS
This prospectus describes two variable deferred annuity Contracts that were issued by Allianz Life. The Contracts are no longer offered for sale. However, as an existing Owner, you can make additional Purchase Payments to your Contract during the Accumulation Phase subject to certain restrictions.

An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DID NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT, ALTHOUGH IT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o The Business Day before the Income Date if you take a Full
  Annuitization.
o The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in Good Order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.

The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Annuity Payments must begin on a designated date (the Income
Date), and it must be the first day of a calendar month. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization. The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portion of the Contract will be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 2, The Annuity Phase.

Your Investment Choices include Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Annuity Payments we make during the Annuity Phase of the Contract depend in large part upon the investment performance of any Investment Options you select.

The Contracts may include a fixed account as a general account Investment Choice. If you select the fixed account, the amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase depends in part upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o the Accumulation Phase has terminated,
o the Annuity Phase has terminated, and/or
o all applicable death benefit payments have been made.


For example, if you purchased a Contract and later take a full withdrawal of the entire Contract Value, both the Accumulation Phase and the Contract will terminate although the Annuity Phase never began and we did not make any death benefit payments.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

STATE SPECIFIC CONTRACT RESTRICTIONS
Contacts are subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.
o The withdrawal charge schedule.
o Availability of Investment Options, Annuity Options, DCA programs, endorsements, and/or riders.
o Selection of certain Income Dates.
o Restrictions on your ability to make additional Purchase Payments.
o Selection of certain assumed investment rates for variable Annuity
  Payments.
o Our ability to restrict transfer rights.


All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.


OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

CONTINGENT OWNER (VALUEMARK II CONTRACTS ONLY)
In Contracts containing contingent Owner provisions, you can designate a contingent Owner. Any contingent Owner must be the spouse of the Owner.

JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner will become the sole primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.


     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.


ASSIGNMENT, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF A CONTRACT
An authorized request specifying the terms of an assignment (including any assignment, change of ownership or other transfer) of a Contract must be provided to our Service Center and approved by us. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a non-discriminatory basis. We will withhold our consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation. We will not be liable for any payment made or action taken before we consent and record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.


2. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before making any life contingent Annuity Payment. If the age or gender of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or gender.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOU HAVE NOT REDUCED YOUR CONTRACT VALUE TO ZERO. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchase your Contract through and your state of residence. UPON FULL ANNUITIZATION YOU WILL NO LONGER HAVE A CONTRACT VALUE, ANY PERIODIC WITHDRAWAL OR PAYMENTS (OTHER THAN ANNUITY PAYMENTS) WILL STOP, AND THE DEATH BENEFIT WILL TERMINATE. If you have not selected an Annuity Option we will make payments under the default option described in the "Annuity Payments" discussion of this section.

INCOME DATE
The Income Date is the date Annuity Payments will begin. Your Income Date must be the first day of a calendar month. The Income Date cannot be later than the month following the later of: a) the Annuitant's 85th birthday, or b) ten years (eight years in Pennsylvania) from the Issue Date. With respect to Valuemark II Contracts, if you did not select an Income Date at Contract issue the Income Date will be the later of: a) the Annuitant's 65th birthday (or 85th birthday for certain Contracts), or b) ten years from Issue Date. We asked you to choose your Income Date when you purchased the Contract. You can change it at any time before the Income Date with 30 days notice to us.

PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER, THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations as Annuity Payments at any time. Partial Annuitizations are not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009 apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value and therefore, the amounts available for withdrawals, additional Annuity Payments and the death benefit. For more information, see the discussion of the death benefit that applies to your Contract in section 9, Death Benefit.

FOR TAX PURPOSES, ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.

ANNUITY OPTIONS
You can choose one of the following Annuity Options or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days prior written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.


OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
  (A)= Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
  (B)= The amount applied to variable Annuity Payments on the Income Date.
  (C)= Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
  (D)= The number of Annuity Units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
  (E)= Dollar value of first variable Annuity Payment.
  (F)= Number of variable Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
  51.25 (item "D").


o The Owner who is also the Annuitant dies after receiving 62 Annuity
  Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item "A").

WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} = 10 x {[100,000 x 0.083333] - 3,177.50} = 10 x {8,333.33
- 3,177.50} = 10 x 5,155.83 = $51,558.30




     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

ANNUITY PAYMENTS
You can request Annuity Payments as a variable payout, a fixed payout, or a combination of both.

For Valuemark II Contracts, if you do not select an Annuity Option before the Income Date, we will make fixed Annuity Payments to the Payee under Annuity Option 2 with ten years of guaranteed monthly payments. For Valuemark III Contracts, if you do not choose an Annuity Option before the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2, with five years of guaranteed monthly payments.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments), except as provided for under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that the initial Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Annuity Payment would be $50, or less. Guaranteed fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value on the Income Date.
o The age of the Annuitant and any joint Annuitant on the Income Date.
o The gender of the Annuitant and any joint Annuitant, where permitted.
o The Annuity Option you select.
o The assumed investment rate (AIR) you select.
o The mortality table specified in the Contract.
o The future performance of the Investment Option(s) you select.

The AIR is 5%. We may agree with you to use a different value, however, the AIR will never exceed 7%. Using a higher AIR results in a higher initial variable Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Annuity Payments will decrease.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Contract termination.

3. PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. You can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the automatic investment plan) during the Accumulation Phase. YOU CANNOT MAKE ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION (INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE). The maximum total amount we will accept without our prior approval is $1 million. We reserve the right to decline any Purchase Payment.

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.


     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

AUTOMATIC INVESTMENT PLAN (AIP)
The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $100. You may stop or change the AIP at any time. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.


THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION.

ALLOCATION OF PURCHASE PAYMENTS
We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Options will not change the allocation instructions for any future additional Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions.


You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in Good Order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.


We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least five Investment Options.

If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o you might have to pay a withdrawal charge on your previous contract,
o there will be a new withdrawal charge period for this Contract,
o other charges under this Contract may be higher (or lower),
o the benefits may be different, and
o you will no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
Your Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also be affected by the charges of the Contract and any interest you earn on any general account Investment Choices. In order to keep track of your Contract Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,
o adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the Separate Account annual expenses for the current Business Day, and any additional calendar days since the immediately preceding Business Day.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase
  Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.415094 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.

4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE TELEPHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS.


     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), including the AZL FusionPortfolios[SM], is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not pay service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.


                               INVESTMENT OPTIONS

    INVESTMENT        NAME OF         ASSET          OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT     CATEGORY                                             (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER
AIM
Managed by Allianz AZL AIM        International Long-term growth of     At least 80% of its assets in a diversified portfolio of
Investment         International                capital                 international equity securities whose issuers are considered
Management         Equity Fund                                          by the fund's subadviser to have strong earnings momentum.
LLC/Invesco Aim
Capital
Management, Inc.
BLACKROCK
Managed by Allianz AZL BlackRock  Large Growth  Long-term growth of     Invests at least 80% of total assets in common and preferred
Investment         Capital                      capital                 stock and securities convertible into common and preferred
Management         Appreciation                                         stock of mid-size and large-size companies.
LLC/BlackRock      Fund
Capital
Management, Inc.
Managed by Allianz AZL            International Match the performance   Invests at least 80% of its assets in a statistically
Investment         International                of the MSCI             selected sampling of equity securities of companies included
Management         Index Fund                   EAFE[{R}]  in the Morgan Stanley Capital International Europe,
LLC/BlackRock                                   Index as closely as     Australia and Far East Index (MSCI EAFE) and in derivative
Investment                                      possible                instruments linked to the MSCI EAFE index.
Management, LLC
Managed by Allianz AZL Money          Cash      Current income          Invests in a broad range of short-term, high quality U.S.
Investment         Market Fund     Equivalent   consistent with         dollar-denominated money market instruments, including
Management                                      stability of principal  government, U.S. and foreign bank, commercial and other
LLC/BlackRock                                                           obligations. During extended periods of low interest rates,
Institutional                                                           and due in part to contract fees and expenses, the yield of
Management                                                              the AZL Money Market Fund may also become extremely low and
Corporation                                                             possibly negative.




     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

    INVESTMENT       NAME OF     ASSET       OBJECTIVE(S)                               PRIMARY INVESTMENTS
MANAGEMENT COMPANY INVESTMENT  CATEGORY                                             (Normal market conditions)
       AND           OPTION
ADVISER/SUBADVISER
Managed by Allianz AZL S&P 500   Large   Match total return of Normally invests in all 500 stocks in the S&P 500[{R}]
Investment         Index Fund    Blend   the S&P               in proportion to their weighting in the index.
Management                               500[{R}]
LLC/BlackRock
Investment
Management, LLC
                   AZL Small   Small Cap Match performance of  Invests in a representative sample of stocks included in the S&P
                   Cap Stock             the S&P SmallCap 600  SmallCap 600 Index[{R}], and in futures whose
                   Index Fund            Index{R} performance is related to the index, rather than attempt to replicate the index.
Managed by         BlackRock   Specialty High total investment Invests in both equity and debt securities of issuers located around
BlackRock          Global                return                the world to achieve a combination of capital growth and income.
Advisors,          Allocation
LLC/BlackRock      V.I. Fund
Investment
Management, LLC
and BlackRock
International
Limited
COLUMBIA
Managed by Allianz AZL          Mid Cap  Long-term growth of   Invests at least 80% of net assets in equity securities of companies
Investment         Columbia              capital               that have market capitalizations in the range of the companies in the
Management         Mid Cap                                     Russell Midcap[{R}] Value Index at the time of purchase
LLC/Columbia       Value Fund                                  that the fund's subadviser believes are undervalued and have the
Management                                                     potential for long-term growth.
Advisors, LLC
                   AZL         Small Cap Long-term capital     Invests at least 80% of net assets in equity securities of companies
                   Columbia              appreciation          with market capitalizations in the range of the companies in the
                   Small Cap                                   Russell 2000 Value Index[{R}] at the time of purchase
                   Value Fund                                  that the subadviser believes are undervalued.
DAVIS
Managed by Allianz AZL Davis     Large   Long-term growth of   Invests the majority of assets in equity securities issued by large
Investment         NY Venture    Value   capital               companies with market capitalizations of at least $10 billion.
Management         Fund
LLC/Davis Selected
Advisers, L.P.
Managed by Davis   Davis VA    Specialty Long-term growth of   At least 80% of net assets in securities issued by companies
Advisors           Financial             capital               principally engaged in the financial services sector.
                   Portfolio
                   Davis VA      Large   Long-term growth of   Invests primarily in equity securities issued by large companies with
                   Value         Value   capital               market capitalizations of at least $10 billion.
                   Portfolio
DREYFUS
Managed by Allianz AZL Dreyfus   Large   Long-term growth of   Primarily invests in common stocks of large, well-established and
Investment         Equity       Growth   capital and income    mature companies. Normally invests at least 80% of its net assets in
Management LLC/The Growth Fund                                 stocks that are included in a widely recognized index of stock market
Dreyfus                                                        performance. May invest in non-dividend paying companies if they
Corporation                                                    offer better prospects for capital appreciation. May invest up to 30%
                                                               of its total assets in foreign securities.
EATON VANCE
Managed by Allianz AZL Eaton     Large   Total Return          Invests at least 80% of net assets in equity securities, primarily in
Investment         Vance Large   Value                         dividend-paying stocks, of large-cap companies with market
Management         Cap Value                                   capitalizations equal to or greater than the median capitalization of
LLC/Eaton Vance    Fund                                        companies included in the Russell 1000 Value Index. May invest up to
Management                                                     25% of total assets in foreign securities, including emerging market securities.
FRANKLIN TEMPLETON
Managed by Allianz AZL         Small Cap Long-term total       Under normal market conditions, invests at least 80% of its net
Investment         Franklin              return                assets in investments of small capitalization companies similar to
Management         Small Cap                                   those that comprise the Russell 2500{trademark} Index at the time of
LLC/Franklin       Value Fund                                  investment.
Advisory Services,
LLC
Managed by         Franklin    Specialty High Total Return     At least 80% of net assets in investments of companies located
Franklin Templeton Global Real                                 anywhere in the world that operate in the real estate sector and
Institutional, LLC Estate                                      normally invests predominantly in equity securities.
                   Securities
                   Fund




     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

    INVESTMENT       NAME OF   ASSET CATEGORY  OBJECTIVE(S)                            PRIMARY INVESTMENTS
MANAGEMENT COMPANY INVESTMENT                                                      (Normal market conditions)
       AND           OPTION
ADVISER/SUBADVISER
Managed by         Franklin     Large Value   Capital        Invests predominantly in a broadly diversified portfolio of equity
Franklin Advisers, Growth and                 appreciation,  securities, including securities convertible into common stock.
Inc.               Income                     with current
                   Securities                 income as a
                   Fund                       secondary goal
                   Franklin      High-Yield   High current   Invests primarily to predominantly in debt securities offering high
                   High Income     Bonds      income with    yield ("junk bonds") and expected total return.
                   Securities                 capital
                   Fund                       appreciation
                                              as a secondary
                                              goal
                   Franklin      Specialty    Maximize       Normally invests in debt and equity securities, including corporate,
                   Income                     income while   foreign and U.S. Treasury bonds and stocks with dividend yields the
                   Securities                 maintaining    manager believes are attractive.
                   Fund                       prospects for
                                              capital
                                              appreciation
                   Franklin     Large Growth  Capital        At least 80% of net assets in investments of large capitalization
                   Large Cap                  appreciation   companies, and normally invests predominantly in equity securities.
                   Growth
                   Securities
                   Fund
Managed by         Franklin       Mid Cap     Long-term      At least 80% of net assets in investments of companies that have paid
Franklin Advisory  Rising                     capital        rising dividends, and normally invests predominantly in equity
Services, LLC      Dividends                  appreciation   securities.
                   Securities                 with
                   Fund                       preservation
                                              of capital as
                                              an important
                                              consideration
Managed by         Franklin       Mid Cap     Long-term      At least 80% of net assets in investments of small capitalization and
Franklin           Small-Mid                  capital growth mid capitalization companies and normally invests predominantely in
Advisers, Inc.     Cap Growth                                equity securities.
                   Securities
                   Fund
Managed by         Franklin      Small Cap    Long term      At least 80% of net assets in investments of small capitalization
Franklin Advisory  Small Cap                  total return   companies and normally invests predominantly in equity securities.
Services, LLC      Value
                   Securities
                   Fund
Administered by    Franklin        Model      Capital        Invests equal portions in Class 1 shares of the Franklin Income
Franklin Templeton Templeton     Portfolio    appreciation   Securities Fund, Mutual Shares Securities Fund, and Templeton Growth
Services, LLC      VIP            (Fund of    with income as Securities Fund.
                   Founding        Funds)     a secondary
                   Funds                      goal.
                   Allocation
                   Fund
Managed by         Franklin      Short-Term   Income         At least 80% of its net assets in U.S. government securities and
Franklin Advisers, U.S.            Bonds                     normally invests primarily in fixed and variable rate mortgage-backed
Inc.               Government                                securities.
                   Fund
                   Franklin    Intermediate-  As high an     Normally invests at least 80% of its net assets in zero coupon debt
                   Zero Coupon   Term Bonds   investment     securities. The fund will mature in December of 2010 and will then no
                   Fund 2010                  return as is   longer be available as an Investment Option under the Contract. For
                                              consistent     additional information regarding the maturity of the fund, please see
                                              with capital   the Franklin Zero Coupon Fund prospectus.
                                              preservation
Managed by         Mutual      International  Capital        Invests primarily in U.S. and foreign equity securities that the
Franklin Mutual    Global          Equity     appreciation   manager believes are undervalued. The fund also invests, to a lesser
Advisers,          Discovery                                 extent, in risk arbitrage securities and distressed companies.
LLC/Franklin       Securities
Templeton          Fund
Investment
Management Limited
Managed by         Mutual       Large Value   Capital        Invests primarily in U.S. and foreign equity securities that the
Franklin Mutual    Shares                     appreciation,  manager believes are undervalued. The fund also invests, to a lesser
Advisers, LLC      Securities                 with income as extent, in risk arbitrage securities and distressed companies.
                   Fund                       a secondary
                                              goal
Managed by         Templeton   International  Long-term      Normally invests at least 80% of net assets in investments of issuers
Templeton          Foreign         Equity     capital growth located outside the U.S., including those in emerging markets, and
Investment         Securities                                normally invests predominantly in equity securities.
Counsel, LLC       Fund
Managed by         Templeton   Intermediate-  High current   Normally invests at least 80% of its net assets in bonds, which include
Franklin Advisers, Global Bond   Term Bonds   income,        debt securities of any maturity, such as bonds, notes, bills and
Inc.               Securities                 consisent with debentures. The fund may invest a portion of its total assets in bonds
                   Fund                       preservation   rated below investment grade and a significant portion of its assets in
                                              of capital,    foreign securities.
                                              with capital
                                              appreciation
                                              as a secondary
                                              consideration




     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

    INVESTMENT       NAME OF    ASSET CATEGORY  OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY  INVESTMENT                                                      (Normal market conditions)
       AND            OPTION
ADVISER/SUBADVISER
Managed by         Templeton    International  Long-term      Normally invests primarily in equity securities of companies located
Templeton Global   Growth           Equity     capital growth anywhere in the world, including those in the U.S. and in emerging
Advisors           Securities                                 markets.
Limited/Templeton  Fund
Asset Management
Ltd.
FUND OF FUNDS
Managed by Allianz AZL Balanced   A "Fund of   Long-term      Invests primarily in a combination of five underlying bond and equity
Investment         Index         Funds" Model  capital        index funds, to achieve a range generally from 40% to 60% of assets in
Management LLC     Strategy       Portfolio    appreciation   the underlying equity index funds and 40% to 60% in the underlying
                   Fund                        with           bond index fund.
                                               preservation
                                               of capital as
                                               an important
                                               consideration
                   AZL Fusion     A "Fund of   Long-term      Allocation among the underlying investments, to achieve a range
                   Balanced      Funds" Model  capital        generally from 40% to 60% of assets in equity funds with the remaining
                   Fund           Portfolio    appreciation   balance invested in fixed income funds.
                                               with
                                               preservation
                                               of capital as
                                               an important
                                               consideration
                   AZL Fusion     A "Fund of   Long-term      Allocation among the underlying investments, to achieve a range
                   Growth Fund   Funds" Model  capital        generally from 70% to 90% of assets in equity funds with the remaining
                                  Portfolio    appreciation   balance invested in fixed income funds.
                   AZL Fusion     A "Fund of   Long-term      Allocation among the underlying investments, to achieve a range
                   Moderate      Funds" Model  capital        generally from 55% to 75% of assets in equity funds with the remaining
                   Fund           Portfolio    appreciation   balance invested in fixed income funds.
                   AZL Moderate   A "Fund of   Long-term      Invests primarily in a combination of five underlying bond and equity
                   Index         Funds" Model  capital        index funds, to achieve a range generally from 55% to 75% of assets in
                   Strategy       Portfolio    appreciation   the underlying equity index funds and 25% to 45% in the underlying
                   Fund                                       bond index fund.
J.P. MORGAN
Managed by Allianz AZL JPMorgan  Large Blend   High total     Invests at least 80% of its net assets, plus any borrowings for
Investment         U.S. Equity                 return         investment purposes, primarily in equity securities of large- and
Management         Fund                                       medium-capitalization U.S. companies.
LLC/J.P. Morgan
Investment
Management, Inc.
MFS
Managed by Allianz AZL MFS       Large Blend   Capital        Invests primarily in equity securities of companies with large
Investment         Investors                   appreciation   capitalizations that the subadviser believes has above average
Management         Trust Fund                                 earnings growth potential, are undervalued, or is a combination of
LLC/Massachusetts                                             both.
Financial Services
Company
OPPENHEIMER CAPITAL
Managed by Allianz AZL OCC        Small Cap    Capital        At least 65% of its assets in common stocks of "growth" companies with
Investment         Opportunity                 appreciation   market capitalizations of less than $2 billion at the time of
Management LLC/    Fund                                       investment.
Oppenheimer
Capital LLC
Managed by Allianz OpCap Mid       Mid Cap     Long-term      Invests at least 80% of its net assets in equity securities of
Global Investors   Cap                         capital        companies with market capitalizations between $500 million and $15
Fund Management    Portfolio                   appreciation   billion at the time of purchase that the adviser believes are
LLC                                                           undervalued in the marketplace.
OPPENHEIMERFUNDS
Managed by         Oppenheimer  International  Long-term      Invests mainly in common stocks of U.S. and foreign issuers, currently
OppenheimerFunds,  Global           Equity     capital        with an emphasis in developed markets.
Inc.               Securities                  appreciation
                   Fund/VA
                   Oppenheimer    High-Yield   High level of  Invests mainly in a variety of high-yield fixed-income securities of
                   High Income      Bonds      current income domestic and foreign issuers with at least 65% of total assets in
                   Fund/VA                                    high-yield, lower-grade fixed income securities commonly known as
                                                              "junk" bonds.




     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

    INVESTMENT     NAME OF INVESTMENT OPTION ASSET CATEGORY OBJECTIVE(S)                     PRIMARY INVESTMENTS
MANAGEMENT COMPANY                                                                        (Normal market conditions)
       AND
ADVISER/SUBADVISER
Managed by         Oppenheimer Main Street    Large Blend   High total    Invests mainly in common stocks of U.S. companies of
OppenheimerFunds,  Fund[{R}]/VA                return (which different capitalization ranges, presently focusing on
Inc.                                                        includes      large-capitalization issuers.
                                                            growth in the
                                                            value of its
                                                            shares as
                                                            well as
                                                            current
                                                            income)
PIMCO
Managed by Pacific PIMCO VIT All Asset         Specialty    Maximum real  Invests in institutional class shares of the underlying
Investment         Portfolio                    (Fund of    return        PIMCO Funds and does not invest directly in stocks or
Management Company                               Funds)     consistent    bonds of other issuers.
LLC                                                         with
                                                            preservation
                                                            of real
                                                            capital and
                                                            prudent
                                                            investment
                                                            management
                   PIMCO VIT CommodityReal     Specialty    Maximum real  Invests in commodity linked derivative instruments backed
                   Return[{R}]                 return        by a portfolio of inflation-indexed securities and other
                   Strategy Portfolio                       consistent    fixed income securities.
                                                            with prudent
                                                            investment
                                                            management
                   PIMCO VIT Emerging        Intermediate-  Maximum total At least 80% of its assets in fixed income instruments of
                   Markets Bond Portfolio      Term Bonds   return,       issuers that economically are tied to countries with
                                                            consistent    emerging securities markets.
                                                            with
                                                            preservation
                                                            of capital
                                                            and prudent
                                                            investment
                                                            management
                   PIMCO VIT Global Bond     Intermediate-  Maximum total At least 80% of its assets in fixed income instruments of
                   Portfolio (Unhedged)        Term Bonds   return,       issuers in at least three countries (one of which may be
                                                            consistent    the U.S.), which may be represented by futures contracts.
                                                            with          May invest, without limitation, in securities of issuers
                                                            preservation  in emerging market countries.
                                                            of capital
                                                            and prudent
                                                            investment
                                                            management
                   PIMCO VIT High Yield        High-Yield   Maximum total At least 80% of assets in a diversified portfolio of high-
                   Portfolio                     Bonds      return,       yield securities ("junk bonds") rated below investment
                                                            consistent    grade, but at least Caa by Moody's or equivalently rated
                                                            with          by S&P or Fitch. May invest up to 20% of total asets in
                                                            preservation  securities denominated in foreign currencies.
                                                            of capital
                                                            and prudent
                                                            investment
                                                            management
                   PIMCO VIT Real Return     Intermediate-  Maximum real  At least 80% of its net assets in inflation-indexed bonds
                   Portfolio                   Term Bonds   return,       of varying maturities issued by the U.S. and non-U.S.
                                                            consistent    governments, their agencies or instrumentalities and
                                                            with          corporations.
                                                            preservation
                                                            of real
                                                            capital and
                                                            prudent
                                                            investment
                                                            management
                   PIMCO VIT Total Return    Intermediate-  Maximum total At least 65% of total assets in a diversified portfolio of
                   Portfolio                   Term Bonds   return,       fixed income instruments of varying maturities, which may
                                                            consistent    be represented by forwards or derivatives such as options,
                                                            with          futures contracts, or swap agreements.
                                                            preservation
                                                            of capital
                                                            and prudent
                                                            investment
                                                            management
PRUDENTIAL
Managed by         SP International Growth   International  Long-term     Invests primarily in equity-related securities of foreign
Prudential         Portfolio                     Equity     growth of     issuers with at least 65% of its total assets in common
Investments                                                 capital       stocks of foreign companies operating or based in at least
LLC/William Blair                                                         five different countries.
& Company LLC and
Marsico Capital
Management LLC
Managed by         SP Strategic Partners      Large Growth  Long-term     At least 65% of total assets in equity and equity-related
Prudential         Focused Growth Portfolio                 growth of     securities of U.S. companies that the adviser believes to
Investments                                                 capital       have strong capital appreciation potential.
LLC/Jennison
Associates LLC and
AllianceBernstein
L.P.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

    INVESTMENT        NAME OF         ASSET     OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT     CATEGORY                                       (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER
SCHRODER
Managed by Allianz AZL Schroder     Specialty   Capital      Invests at least 80% of its net assets in equity securities of
Investment         Emerging                     appreciation companies that the subadviser believes to be "emerging market" issuers.
Management         Markets Equity                            May invest remainder of assets in securities of issuers located
LLC/Schroder       Fund                                      anywhere in the world.
Investment
Management North
America Inc.
SELIGMAN
Managed by         Seligman         Small Cap   Long-term    At least 80% of net assets in common stocks of "value" companies with
RiverSource        Smaller-Cap                  capital      smaller market capitalizations (up to $3 billion) at the time of
Investments        Value                        appreciation purchase by the portfolio.
                   Portfolio
TURNER
Managed by Allianz AZL Turner       Small Cap   Long-term    At least 80% of its net assets in common stocks and other equity
Investment         Quantitative                 growth of    securities of U.S. companies with small market capitalizations that the
Management         Small Cap                    capital      subadviser believes, based on a quantitative model, have strong
LLC/Turner         Growth Fund                               earnings growth potential. Small capitalization companies are defined
Investment                                                   as companies with market capitalizations, at the time of purchase, in
Partners, Inc.                                               the range of companies included in the Russell[ ]2000[{R}]
                                                             Growth Index.
VAN KAMPEN
Managed by Allianz AZL Van Kampen   Specialty   Highest      Invests at least 65% of its total assets in income-producing equity
Investment         Equity and                   possible     securities and also invests in investment grade quality debt
Management LLC/Van Income Fund                  income       securities. May invest up to 25% ot total assets in foreign securities,
Kampen Asset                                    consistent   including emerging market securities.
Management                                      with safety
                                                of principal
                                                with long-
                                                term growth
                                                of capital
                                                as an
                                                important
                                                secondary
                                                objective
                   AZL Van Kampen   Specialty   Income and   Invests at least 80% of assets in equity securities of companies in the
                   Global Real                  capital      real estate industry located throughout the world, including real
                   Estate Fund                  appreciation estate investment trusts and real estate operating companies established outside the U.S.
                   AZL Van Kampen  Large Value  Income and   Invests at least 65% of total assets in income-producing equity
                   Growth and                   long-term    securities, including common stocks and convertible securities; also in
                   Income Fund                  growth of    non-convertible preferred stocks and debt securities rated "investment
                                                capital      grade." May invest  up to 25% of total assets in foreign securities, including emerging market securities.
Managed by Allianz AZL Van Kampen International Long term    Invests at least 80% of assets in a diversified portfolio of equity
Investment         International                capital      securities of issuers selected from a universe comprised of
Management         Equity Fund                  appreciation approximately 1,200 companies in non-U.S. markets.
LLC/Morgan Stanley
Investment
Management, Inc.
Managed by Allianz AZL Van Kampen    Mid Cap    Capital      At least 80% of net assets in common stocks and other equity securities
Investment         Mid Cap Growth               growth       of mid capitalization growth companies.
Management LLC/Van Fund
Kampen Asset
Management


Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates


     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009 for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.

In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us.


TRANSFERS
You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.
o The minimum amount that you can transfer is $1,000 or the entire amount in the Investment Choice.
o You cannot make a partial transfer if the amount remaining in the Investment Choice would be less than $1,000.
o Your request for a transfer must clearly state:
  -  which Investment Choices are involved in the transfer; and
  -  how much you wish to transfer.
o After the Income Date, you cannot transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that the exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.
o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments.

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a


     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009 specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Choice in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment
  Choice, if market timers or others transfer into the Investment Choice at prices that are below their true value or transfer out of the Investment Choice at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Choice to maintain a higher level of cash than would otherwise be the case, or causing the Investment Choice to liquidate investments prematurely.
o Increased brokerage and administrative expenses.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

In order to attempt to protect our Owners and the Investment Choices from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Choices. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Choice. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Choices, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Choice, or transfers out of and back into a particular Investment Choice.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Choice at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o Prohibiting transfers into specific Investment Choices.
o Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Choice may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Choice's shares are subject to acceptance by that Investment Choice. We reserve the right to reject, without prior notice, any transfer request into an Investment Choice or allocation of a Purchase Payment to an Investment Choice if the order to purchase the Investment Choice's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Choice, we may prohibit transfers into or allocations of Purchase Payments to that Investment Choice. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.


DOLLAR COST AVERAGING (DCA) PROGRAM
The dollar cost averaging (DCA) program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to or from a general account Investment Choice. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase. Generally, the DCA program requires a $1,500 minimum allocation and participation for at least six months.


All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect this program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs.
o The number of desired transfers has been made.
o You do not have enough money in the Investment Options to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).
o You request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month).
o Contract termination.


If you participate in the DCA program, there are no fees for the transfers made under this program and we do not currently count these transfers against the free transfers that we allow. We reserve the right to discontinue or modify the DCA program at any time and for any reason.




     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program and we do not currently count these transfers against any free transfers that we allow. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in Good Order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.


FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to Owners as stated above.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. It is possible for assets invested in our general account to lose value. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.


We may offer a fixed account as an Investment Choice under our general account during the Accumulation Phase. The fixed account is not available for Contracts issued in Washington. Any amounts you allocate to the fixed account become part of our general account. Any guaranteed values provided by this Contract that are in excess of the Contract Value are subject to our claims paying ability. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.


6. EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section:

SEPARATE ACCOUNT ANNUAL EXPENSES
Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges and the administrative charge (together they are called the Separate Account annual expenses). We do this as part of our calculation of the value of the Accumulation and Annuity Units. The charges are an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option. During both the Accumulation and Annuity Phases, the M&E charge is equal to 1.25% on an annual basis, and the administrative charge is equal to 0.15% on an annual basis.

MORTALITY AND EXPENSE RISK (M&E) CHARGES
This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

ADMINISTRATIVE CHARGE
This charge, together with the contract maintenance charge (which is explained next), is for all the expenses associated with the administration and maintenance of the Contracts.

CONTRACT MAINTENANCE CHARGE
We deduct $30 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct if proportionately from the Investment Choices as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment. This charge cannot be increased.

During the Accumulation Phase, we will not deduct this charge if the Contract Value or the total Purchase Payments (less withdrawals) is at least $100,000 at the time we are to deduct the charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $100,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

In some states, we are not permitted to assess the contract maintenance charge against the general account Investment Choices, during the Annuity Phase, or both.

WITHDRAWAL CHARGE
You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within five complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay transfer fees or the contract maintenance charge, Annuity Payments, death benefits, or amounts paid as part of a required minimum distribution payment under our minimum distribution program. (For more information, see section 8, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.) In the Contract or marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1.First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for five or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2.Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. For more information, see section 8, Access to Your Money - Partial Withdrawal Privilege.
3.Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4.Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

                              VALUEMARK II:
 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT CHARGE
                                                                 --------
                                0                                  5.0%
                                1                                  5.0%
                                2                                  4.0%
                                3                                  3.0%
                                4                                  1.5%
                         5 years or more                           0.0%

                             VALUEMARK III:
 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT CHARGE
                                0                                  6.0%
                                1                                  5.0%
                                2                                  4.0%
                                3                                  3.0%
                                4                                  1.5%
                         5 years or more                           0.0%

After we have had a Purchase Payment for five complete years, there is no charge when you withdraw that Purchase Payment.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

We calculate the withdrawal charge at the time of each withdrawal. For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it proportionately from the Investment Choices.

EXAMPLE: You purchased a Contract with an initial Purchase Payment of $30,000 and made another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)PURCHASE PAYMENTS THAT ARE BEYOND THE WITHDRAWAL CHARGE PERIOD. All payments are still within the withdrawal charge period so this does not apply.
2)AMOUNTS AVAILABLE UNDER THE PARTIAL WITHDRAWAL PRIVILEGE. You have not taken any other withdrawals this year so you can withdraw up to 15% of your total payments (or $15,000) without incurring a withdrawal charge.
3)PURCHASE PAYMENTS ON A FIFO BASIS. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 4% withdrawal charge, and we pay you this entire amount. We determine the withdrawal charge on this amount as follows:

 $30,000  X  0.040  =  $1,200

  Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $45,000 ($15,000 under the partial withdrawal privilege and $30,000 from the first Purchase Payment), so we would need to deduct $7,000 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to a 5% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:

 $7,000  X  0.050  =  $350

4)CONTRACT EARNINGS. The withdrawal charges of $1,550 are deducted from contract earnings.

In total we withdrew $53,550 from your Contract, of which you received $52,000 and paid total withdrawal charges of $1,550.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

TRANSFER FEE
The Contracts provide that if more than three transfers have been made in a Contract Year, we may deduct a transfer fee. However, we currently allow you to make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of the lesser of $25 or 2% of the amount transferred for each additional transfer. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and the transfer will not currently count against any free transfers we allow.

We reserve the right to charge a fee for all transfers you make after the Income Date.

PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. Your Contract indicates that we will deduct these charges from your Contract Value. However, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay, although we reserve the right to make such a deduction in the future. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.


     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

7. TAXES
NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 2, The Annuity Phase - Partial Annuitization.

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchased a Contract under a pension or retirement plan that is qualified under the Code, your Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan.

We may issue the following types of Qualified Contracts.
o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities
  (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA.
o Simplified Employee Pension (SEP) IRA. Employers may establish
  Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.


     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.
o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations) or as Annuity Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Amounts received as a result of a Partial Annuitization are treated as partial withdrawals. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the


     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009 appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)paid on or after you reach age 59 1/2;
2)paid after you die;
3)paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)paid as annuity payments under an immediate annuity; or
6)that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1)distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2)distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)distributions made on account of an IRS levy upon the Qualified Contract;
6)distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7)distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

NOTE: The Worker, Retiree, and Employer Recovery Act of 2008 does not require minimum distributions for 2009 from a qualified retirement plan or IRA for a participant or beneficiary. This relief applies to funds held in deferred annuity contracts, but the relief does not apply to contracts that have been annuitized.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.


     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009 portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.

8. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o by taking a withdrawal;
o by receiving Annuity Payments; or
o when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

When you take a full withdrawal, we will process the withdrawal on the Business Day we receive the request in Good Order at our Service Center:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,
o less any applicable withdrawal charge, and
o less any contract maintenance charge.

See the Fee Tables and section 6, Expenses for a discussion of the charges.

Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Choices.

We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in Good Order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE.

PARTIAL WITHDRAWAL PRIVILEGE
The partial withdrawal privilege for each Contract Year is equal to 15% of your total Purchase Payments, less any previous withdrawals taken under the partial withdrawal privilege or as a required minimum distribution (RMD) payment during that Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO PARTIAL WITHDRAWAL PRIVILEGE DURING THE ANNUITY PHASE. IF YOU PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM, THE PARTIAL WITHDRAWAL PRIVILEGE WILL NO LONGER BE AVAILABLE TO YOU.

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they will not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge.


     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to 9% of your Contract Value determined as of the Business day before we receive your request. However, if you take any additional withdrawals in excess of the allowed systematic withdrawals in a Contract Year, those withdrawals will be subject to any applicable withdrawal charge. If you take withdrawals under this program, you may not use the partial withdrawal privilege. For more information, see section 6, Expenses - Withdrawal Charge and the "Partial Withdrawal Privilege" discussion that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU ALSO CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND EXERCISE THE PARTIAL WITHDRAWAL PRIVILEGE AT THE SAME TIME.


THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. Required minimum distribution (RMD) payments from this Contract will not be subject to a withdrawal charge, but they will count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If you take any additional withdrawals while you are receiving RMD payments, and the annual total withdrawn exceeds the partial withdrawal privilege, the amount of that excess that is attributable to the additional withdrawals will be subject to any applicable withdrawal charge.


YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

9. DEATH BENEFIT
DEATH BENEFIT
We will determine the value of the death benefit as of the end of the Business Day we receive in good order at our Service Center both due proof of death and a payment election form. We guarantee that the value of the death benefit at the time we process it will be at least equal to the greater of: a) the surrender value, or b) the guaranteed minimum death benefit.

The surrender value: the Contract Value reduced by the sum of: (i) any applicable contract maintenance charge; and (ii) any applicable withdrawal charge.

The guaranteed minimum death benefit: the greater of (a) or (b) where:
(a) is the sum of all Purchase Payments received, less any withdrawals (including any withdrawal charge) and Partial Annuitizations, increased by 5% on each Contract Anniversary before the older Owner's 81st birthday or the date of death.
(b)is the greatest Contract Value that occurred on any sixth Contract Anniversary before the older Owner's 81st birthday or the date of death, plus any Purchase Payments received on or after that sixth Contract Anniversary, less any withdrawals (including any withdrawal charges) and Partial Annuitizations on or after that sixth Contract Anniversary.

Beginning on the older Owner's 81st birthday, the guaranteed minimum death benefit will only be increased by subsequent Purchase Payments received and decreased by subsequent additional withdrawals (including any applicable withdrawal charges) and Partial Annuitizations.

DEATH OF THE OWNER
For Valuemark II Contracts with a contingent Owner, if the Owner dies during the Accumulation Phase, the contingent Owner becomes the Owner and the Contract continues in the same manner as it did before the Owner's death. For all other Contracts, if any Owner (whether of not they are an Annuitant) dies during the Accumulation Phase, Allianz Life will pay a death benefit to the Beneficiary. For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

No death benefit is payable if any Owner dies during the Annuity Phase. If there is more than one Owner (Joint Owners or a contingent Owner) and one Owner dies during the Annuity Phase, the surviving Owner becomes the sole Owner. If all Owners die during the Annuity Phase, the Beneficiary becomes the Owner.

If any Owner who is not an Annuitant dies during the Annuity Phase, any remaining Annuity Payments under the selected Annuity Option will continue at least as rapidly as they were being paid at the Owner's death. If any Owner who is also an Annuitant dies during the Annuity Phase, any remaining amounts payable will be as provided for in the selected Annuity Option and will be paid at least as rapidly as they were being paid at the Owner's death. For more information regarding the amounts payable upon the death of the Owner/Annuitant, please see section 2, The Annuity Phase.

DEATH OF THE ANNUITANT
If the Annuitant who is not an Owner dies during the Accumulation Phase, the Owner will become the Annuitant unless the Owner designates another Annuitant within 30 days of the death of the Annuitant. However, if the Contract is owned by a non-individual (for example, a qualified plan or trust) and the Annuitant dies during the Accumulation Phase:
o we will treat the death of the Annuitant as the death of the Owner,
o we will pay a death benefit to the Beneficiary, and
o a new Annuitant may not be named.

If the Annuitant (whether or not they are an Owner) dies during the Annuity Phase, any remaining amounts payable will be as provided for in the selected Annuity Option and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information regarding the amounts payable upon the death of the Annuitant, please see section 2, The Annuity Phase.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner's rights under this Contract, including naming a new Beneficiary or Beneficiaries. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.


OPTION A: Lump sum payment of the death benefit.

OPTION B: Payment of the entire death benefit within five years of the date of any Owner's death. We will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.

OPTION C: If the Beneficiary is an individual, payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will waive the contract maintenance charge if the Contract Value on the Income Date is at least $100,000.

Any portion of the death benefit not applied to an Annuity Option within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

10.OTHER INFORMATION
ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.


     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to selling firms for Contract sales is expected to not exceed 6% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 6% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o marketing services and increased access to registered representatives;
o sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o the cost of client meetings and presentations; and
o other sales expenses incurred by them.


     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o the broker/dealer firm's registered representative and customer profiles; and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.

Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including these Contracts) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract Owners or the Separate Account.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:
o issuance and maintenance of the Contracts,
o maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o routine customer service including:
  -  responding to Owner correspondence and inquiries,
  -  processing of Contract changes,
  -  processing withdrawal requests (both partial and total) and
  -  processing annuitization requests.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.

11.GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BENEFICIARY - the person(s) or entity the Owner designates to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. Upon Full Annuitization you will no longer have a Contract Value, any periodic withdrawal or income payments (other than Annuity Payments) will stop, and the death benefit will terminate.


GOOD ORDER - a request is in "Good Order" if it contains all of the information we require to process the request. If we require information to be provided in writing, "Good Order" also includes provision of information on the correct form, with any required certifications or guarantees, sent to or received by the correct mailing address. If you have questions about the information we require, please contact the Service Center.


INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT CHOICES - the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Qualified Contracts may include, but are not limited to Roth IRAs, Traditional IRAs and Simplified Employee Pension (SEP) IRAs.

SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

12.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
ALLIANZ LIFE.......................................2
EXPERTS............................................2
LEGAL OPINIONS.....................................2
DISTRIBUTOR........................................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE..3
FEDERAL TAX STATUS.................................3
  General..........................................3
  Diversification..................................4
  Owner Control....................................4
  Contracts Owned by Non-Individuals...............5
  Income Tax Withholding...........................5
  Required Distributions...........................5
  Qualified Contracts..............................5
ANNUITY PROVISIONS.................................6
  Annuity Units/Calculating Annuity Payments.......7
MORTALITY AND EXPENSE RISK GUARANTEE...............7
FINANCIAL STATEMENTS...............................7



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

13.PRIVACY AND SECURITY STATEMENT
MARCH 2009
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we gather about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

ALLIANZ DOES NOT SELL YOUR INFORMATION TO ANYONE
We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you. We also do not share your information with any of our affiliated companies outside of the Allianz family of companies.

INFORMATION ABOUT YOU THAT ALLIANZ COLLECTS
Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

INFORMATION ABOUT YOU THAT ALLIANZ SHARES
Allianz does not share information about current or former customers with anyone, except as "allowed by law." "Allowed by law" means that we may share your information, such as your name, address, and policy information, as follows:
o With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o With your insurance agent so that they can perform services for you.
o With medical professionals in order to process your claim.
o With a state Department of Insurance in order to examine our records or business practices.
o With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.
o With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

ALLIANZ POLICIES AND PRACTICES REGARDING SECURITY OF YOUR INFORMATION
Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to information about you to those employees who need the information to service your policy. Allianz works to ensure that our websites are secure. We use state of the art technology to protect the information that may be shared over these sites.

YOUR ABILITY TO ACCESS AND CORRECT YOUR INFORMATION
You have the right to access and get a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

MONTANA RESIDENTS: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

NOTIFICATION OF CHANGE

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (www.allianzlife.com).

FOR MORE INFORMATION OR IF YOU HAVE QUESTIONS

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.


Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
Allianz family of companies:
o Allianz Life Insurance Company of North America
o Allianz Life Financial Services, LLC
                                                               M40018 (R-3/2009)




     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.


INVESTMENT      MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED    TOTAL ANNUAL OPERATING      AMOUNT OF      TOTAL ANNUAL OPERATING
OPTION             FEES     12B-1    FEES   EXPENSES FUND FEES EXPENSES BEFORE CONTRACTUAL  CONTRACTUAL   EXPENSES AFTER CONTRACTUAL
                            FEES*                       AND      FEE WAIVERS OR EXPENSE     FEE WAIVERS     FEE WAIVERS OR EXPENSE
                                                     EXPENSES        REIMBURSEMENTS             AND             REIMBURSEMENTS
                                                                                           REIMBURSEMENTS
AIM
AZL AIM                 .90    .25        -      .22         -                        1.37              -                       1.37
International
Equity
Fund[(1)]
BLACKROCK
AZL BlackRock           .80    .25        -      .15         -                        1.20              -                       1.20
Capital
Appreciation
Fund[(1)]
AZL                     .35    .25        -      .10         -                         .70              -                        .70
International
Index
Fund[(1),(14)]
AZL Money               .35    .25        -      .09         -                         .69              -                        .69
Market
Fund[(1)]
AZL S&P 500             .17      -        -      .23         -                         .40            .14                        .26
Index Fund -
Class
1[(1),(7)]
AZL S&P 500             .17    .25        -      .23         -                         .65            .14                        .51
Index Fund -
Class
2[(1),(7),(8)]
AZL Small Cap           .26    .25        -      .26         -                         .77            .17                        .60
Stock Index
Fund - Class
2[(1)]
BlackRock               .65    .25        -      .13         -                        1.03              -                       1.03
Global
Allocation V.I.
Fund - Class 3
COLUMBIA
AZL Columbia            .75    .25        -      .13         -                        1.13              -                       1.13
Mid Cap Value
Fund[(1)]
AZL Columbia            .90      -        -      .32         -                        1.22            .12                       1.10
Small Cap Value
Fund - Class
1[(1),(7),(8)]
AZL Columbia            .90    .25        -      .34         -                        1.49            .12                       1.37
Small Cap Value
Fund - Class
2[(1),(7)]
DAVIS
AZL Davis NY            .75      -        -      .10         -                         .85              -                        .85
Venture Fund -
Class
1[(1),(7),(8)]
AZL Davis NY            .75    .25        -      .12         -                        1.12              -                       1.12
Venture Fund -
Class
2[(1),(7)]
Davis VA                .75      -        -      .13         -                         .88              -                        .88
Financial
Portfolio[(6)]
Davis VA Value          .75      -        -      .07         -                         .82              -                        .82
Portfolio[(6)]
DREYFUS
AZL Dreyfus             .77    .25        -      .08         -                        1.10              -                       1.10
Equity Growth
Fund[(1)]
EATON VANCE
AZL Eaton               .73    .25        -      .09         -                        1.07              -                       1.07
Vance Large
Cap Value
Fund[(1)]
FRANKLIN
TEMPLETON
AZL Franklin            .75    .25        -      .12         -                        1.12              -                       1.12
Small Cap Value
Fund[(1)]
Franklin                .80      -        -      .30         -                        1.10            .32                        .78
Global Real
Estate
Securities
Fund -
Class
1[(4)]
Franklin                .50      -        -      .05         -                         .55              -                        .55
Growth and
Income
Securities
Fund -
Class 1[(3)
]
Franklin                .57      -        -      .09         -                         .66              -                        .66
High Income
Securites
Fund -
Class
1[(3)]
Franklin                .45      -        -      .02         -                         .47              -                        .47
Income
Securities
Fund -
Class
1[(3)]
Franklin                .73      -        -      .04         -                         .77              -                        .77
Large Cap
Growth
Securities
Fund -
Class
1[(3)]
Franklin                .60      -        -      .02       .01                         .63            .01                        .62
Rising
Dividends
Securities
Fund -
Class
1[(3),(5)]




     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

INVESTMENT    MANAGEMENT  RULE  SERVICE FEES OTHER EXPENSES ACQUIRED  TOTAL ANNUAL OPERATING    AMOUNT OF    TOTAL ANNUAL OPERATING
OPTION           FEES    12B-1                              FUND FEES     EXPENSES BEFORE      CONTRACTUAL       EXPENSES AFTER
                         FEES*                                 AND    CONTRACTUAL FEE WAIVERS  FEE WAIVERS      CONTRACTUAL FEE
                                                            EXPENSES        OR EXPENSE             AND         WAIVERS OR EXPENSE
                                                                          REIMBURSEMENTS      REIMBURSEMENTS     REIMBURSEMENTS
Franklin             .50      -            -            .28       .02                     .80            .02                    .78
Small-Mid Cap
Growth
Securities
Fund - Class
1[(5)]
Franklin             .52      -            -            .16       .01                     .69            .01                    .68
Small Cap
Value
Securities
Fund - Class
1[(5)]
Franklin Templeton   .00    .25            -            .13       .65                    1.03            .03                   1.00
VIP Founding Funds
Allocation Fund -
Class 2[(9)]
Franklin U.S.        .49      -            -            .04         -                     .53              -                    .53
Government
Fund - Class
1[(3)]
Franklin Zero        .60      -            -            .08         -                     .68              -                    .68
Coupon Fund
2010 - Class
1[(3)]
Mutual Global        .80      -            -            .18         -                     .98              -                    .98
Discovery
Securities
Fund - Class
1
Mutual Shares        .60      -            -            .13         -                     .73              -                    .73
Securities
Fund - Class
1
Templeton            .64      -            -            .15       .02                     .81            .02                    .79
Foreign
Securities
Fund - Class
1[(5)]
Templeton Global     .47    .25            -            .11         -                     .83              -                    .83
Bond Securities
Fund - Class 2[(3)]
Templeton            .74      -            -            .04         -                     .78              -                    .78
Growth
Securities
Fund - Class
1[(3)]
J.P. MORGAN
AZL JPMorgan U.S.    .80      -            -            .23         -                    1.03            .08                    .95
Equity Fund - Class
1[(1),(7),(8)]
AZL JPMorgan U.S.    .80    .25            -            .25         -                    1.30            .08                   1.22
Equity Fund - Class
2[(1),(7)]
MFS
AZL MFS Investors    .75    .25            -            .11         -                    1.11              -                   1.11
Trust Fund[(1)]
OPPENHEIMER
CAPITAL
AZL OCC Opportunity  .85    .25            -            .15         -                    1.25              -                   1.25
Fund[(1)]
OpCap Mid Cap        .80      -            -            .18         -                     .98              -                    .98
Portfolio[(10)]
OPPENHEIMER
FUNDS
Oppenheimer Global   .63      -            -            .02         -                     .65              -                    .65
Securities Fund/VA
- Non Service Class
[(6)]
Oppenheimer High     .74      -            -            .06         -                     .80              -                    .80
Income Fund/VA -
Non Service Class[
(6)]
Oppenheimer Main     .64      -            -            .02         -                     .66              -                    .66
Street
Fund[{R}]/VA
- Non Service
Class[ (6)]
PIMCO
PIMCO VIT All Asset .425      -          .15              -       .76                   1.335            .02                  1.315
Portfolio - Admin.
Class[(6),(11),(12)]
PIMCO VIT            .74      -          .15            .17       .09                    1.15            .09                   1.06
CommodityRealReturn
Strategy Portfolio
- Admin.
Class[(2),(6),(12)]
PIMCO VIT Emerging   .85      -          .15            .13         -                    1.13              -                   1.13
Markets Bond
Portfolio - Admin.
Class[(6)]
PIMCO VIT Global     .75      -          .15            .07         -                     .97              -                    .97
Bond Portfolio
(Unhedged) - Admin.
Class[(6)]
PIMCO VIT High       .60      -          .15              -         -                     .75              -                    .75
Yield Portfolio -
Admin. Class[(6)]
PIMCO VIT Real       .50      -          .15            .06         -                     .71              -                    .71
Return Portfolio -
Admin. Class[(6)]
PIMCO VIT Total      .50      -          .15            .23         -                     .88              -                    .88
Return Portfolio -
Admin. Class[(6)]



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

                                       46

INVESTMENT OPTION   MANAGEMENT   RULE  SERVICE FEES OTHER EXPENSES ACQUIRED      TOTAL ANNUAL       AMOUNT OF       TOTAL ANNUAL
                       FEES     12B-1                              FUND FEES  OPERATING EXPENSES   CONTRACTUAL   OPERATING EXPENSES
                                FEES*                                 AND     BEFORE CONTRACTUAL   FEE WAIVERS    AFTER CONTRACTUAL
                                                                   EXPENSES     FEE WAIVERS OR         AND         FEE WAIVERS OR
                                                                                   EXPENSE        REIMBURSEMENTS       EXPENSE
                                                                                REIMBURSEMENTS                     REIMBURSEMENTS
PRUDENTIAL
SP International            .85    .25            -            .29         -                 1.39              -                1.39
Growth Portfolio -
Class 2[(6)]
SP Strategic                .90    .25            -            .48         -                 1.63              -                1.63
Partners Focused
Growth Portfolio -
Class 2[(6)]
SCHRODER
AZL Schroder               1.23      -            -            .47         -                 1.70            .28                1.42
Emerging
Markets Equity
Fund - Class
1[(1),(7),(13)]
AZL Schroder               1.23    .25            -            .47         -                 1.95            .28                1.67
Emerging Markets
Equity Fund - Class
2[(1),(7)]
SELIGMAN
Seligman Smaller-          1.00      -            -            .22         -                 1.22              -                1.22
Cap Value Portfolio
- Class 1[(6)]
TURNER
AZL Turner                  .85    .25            -            .16         -                 1.26              -                1.26
Quantitative Small
Cap Growth
Fund[(1)]
VAN KAMPEN
AZL Van Kampen              .75    .25            -            .13         -                 1.13              -                1.13
Equity and Income
Fund[(1)]
AZL Van Kampen              .90    .25            -            .28         -                 1.43            .07                1.36
Global Real Estate
Fund[(1)]
AZL Van Kampen              .76    .25            -            .11         -                 1.12              -                1.12
Growth and Income
Fund[(1)]
AZL Van Kampen              .95    .25            -            .15         -                 1.35              -                1.35
International
Equity Fund[(1)]
AZL Van Kampen Mid          .80    .25            -            .10         -                 1.15              -                1.15
Cap Growth
Fund[(1)]


* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified by footnote (7).


(1)Allianz Investment Management LLC (AZIM), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting certain operating expenses to the amount listed above in the far right column, after waivers and reimbursements, through April 30, 2010. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZIM for management fees previously waived and/or for the cost of other expenses paid by AZIM provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZIM in this manner applies only to fees paid or reimbursement made by AZIM within the three fiscal years prior to the date of such reimbursement.


(2)PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3)The Fund administration fee is paid indirectly through the management fee.
(4)The manager and administrator have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect. It is estimated that the increase for the year ending April 30, 2010 will be 0.14%. In future years the fee rates will vary in accordance with the fee rate schedules and fund assets.
(5)The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC); this arrangement will continue as long as the exemptive order is relied upon.
(6)We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

(7)The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(8)Not currently available.
(9)The Fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund, so that common annual operating expenses of the fund do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. The Fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2008.
(10)OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(11)Acquired fund fees and expenses (underlying fund expenses) for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional class shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.
(12)PIMCO has contractually agreed to waive or reduce the advisory fee and/or administration fee. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit. See the Investment Option prospectus for further information.
(13)Class 1 shares of the AZL Schroder Emerging Markets Equity Fund (formerly AZL Oppenheimer Developing Markets Fund) are available only to Contract Owners who had Contract Value allocated to Class 1 shares of the Templeton Developing Markets Securities Fund at the close of the Business Day on April 30, 2007.


(14)The Investment Option commenced operations under this Contract in 2009. Therefore, the expenses shown are estimated for the current calendar year.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

This table describes, in detail, the annual expenses for each of the AZL Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the AZL Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.


INVESTMENT    MANAGEMENT FEES  RULE  OTHER EXPENSES TOTAL ACQUIRED FUND TOTAL ANNUAL OPERATING   AMOUNT OF        TOTAL ANNUAL
OPTION                        12B-1                         FEES AND       EXPENSES BEFORE      CONTRACTUAL    OPERATING EXPENSES
                              FEES*                       EXPENSES[(2)]    CONTRACTUAL FEE      FEE WAIVERS   AFTER CONTRACTUAL FEE
                                                                          WAIVERS OR EXPENSE        AND        WAIVERS OR EXPENSE
                                                                            REIMBURSEMENTS     REIMBURSEMENTS    REIMBURSEMENTS
FUND OF FUNDS
AZL Fusion          .20         -         .05        .25           1.25                   1.50       -                         1.50
Balanced
Fund[(1),(3)]
AZL Fusion          .20         -         .04        .24           1.36                   1.60       -                         1.60
Growth
Fund[(1),(3)]
AZL Fusion          .20         -         .05        .25           1.29                   1.54       -                         1.54
Moderate
Fund[(1),(3)]
AZL Balanced        .05         -         .15        .20            .63                    .83       -                          .83
Index
Strategy
Fund[(1),(4)]
AZL Moderate        .05         -         .15        .20            .61                    .81       -                          .81
Index
Strategy
Fund[(1),(4)]


* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.


(1)Allianz Investment Management LLC (AZIM), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting certain operating expenses from exceeding 0.30% for the three Fusion Funds, and 0.20% for the AZL Balanced Index Strategy Fund and the AZL Moderate Index Strategy Fund, through at least April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZIM for fees previously waived and/or for the cost of other expenses paid by AZIM provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZIM may request and receive reimbursement of fees waived or limited and other reimbursements made by AZIM. The Investment Option's ability to reimburse AZIM in this manner only applies to fees paid or reimbursement made by AZIM within the three fiscal years prior to the date of such reimbursement.


(2)Persons with Contract Value allocated to the AZL Fund of Funds will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees.
(3)Effective December 1, 2008, the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the net annual operating expenses would be lower.


(4)The Investment Option commenced operations under this Contract in 2009. Therefore the expenses shown are estimated for the current calendar year.



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

APPENDIX B - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the separate account annual expenses for the Contract described by this prospectus is listed in the tables below. This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.


The following Investment Options commenced operations under this Contract after December 31, 2008. Therefore, no AUV information is shown for them: AZL Balanced Index Strategy Fund; AZL International Index Fund; and
AZL Moderate Index Strategy Fund.


(Number of Accumulation Units in thousands)


                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL AIM International Equity Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  8.084        9
 12/31/2003  8.084 10.135       20
 12/31/2004 10.135 12.205       38
 12/31/2005 12.205 14.005       79
 12/31/2006 14.005 17.546      155
 12/31/2007 17.546 19.830      161
 12/31/2008 19.830 11.438      139
AZL BlackRock Capital Appreciation Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.967       47
 12/31/2006 11.967 11.987       41
 12/31/2007 11.987 13.110       42
 12/31/2008 13.110  8.225       67
AZL Columbia Mid Cap Value Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.077        5
 12/31/2007 10.077 10.319       35
 12/31/2008 10.319  4.869       39

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Columbia Small Cap Value Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.058       52
 12/31/2005 12.058 12.294       28
 12/31/2006 12.294 13.748       31
 12/31/2007 13.748 12.439       29
 12/31/2008 12.439  8.330       24
AZL Davis NY Venture Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.443      179
 12/31/2002 10.443  7.808      248
 12/31/2003  7.808  9.965      279
 12/31/2004  9.965 10.864      393
 12/31/2005 10.864 11.750      508
 12/31/2006 11.750 13.199      585
 12/31/2007 13.199 13.555      592
 12/31/2008 13.555  7.952      799
AZL Dreyfus Equity Growth Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.526      102
 12/31/2002 10.526  7.193      131
 12/31/2003  7.193  8.813      188
 12/31/2004  8.813  9.361      160
 12/31/2005  9.361  9.652      130
 12/31/2006  9.652 10.749      127
 12/31/2007 10.749 11.526      270
 12/31/2008 11.526  6.634      195




     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Eaton Vance Large Cap Value Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.349      266
 12/31/2002  9.349  7.387      378
 12/31/2003  7.387  9.508      437
 12/31/2004  9.508 10.980      493
 12/31/2005 10.980 11.253      497
 12/31/2006 11.253 12.846      391
 12/31/2007 12.846 12.386      419
 12/31/2008 12.386  7.794      349
AZL Franklin Small Cap Value Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.718       35
 12/31/2004 12.718 15.437       92
 12/31/2005 15.437 16.293      105
 12/31/2006 16.293 18.544      155
 12/31/2007 18.544 17.485      136
 12/31/2008 17.485 11.426      132
AZL Fusion Balanced Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.630       92
 12/31/2006 10.630 11.477      177
 12/31/2007 11.477 12.121      198
 12/31/2008 12.121  8.672      221
AZL Fusion Growth Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.105       38
 12/31/2006 11.105 12.288       48
 12/31/2007 12.288 12.813       78
 12/31/2008 12.813  7.715      154

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Fusion Moderate Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.808      111
 12/31/2006 10.808 11.800      134
 12/31/2007 11.800 12.396      225
 12/31/2008 12.396  8.219      224
AZL JPMorgan U.S. Equity Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.759       16
 12/31/2005 10.759 11.188       21
 12/31/2006 11.188 12.643       25
 12/31/2007 12.643 12.939       31
 12/31/2008 12.939  7.824       33
AZL MFS Investors Trust Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.246       78
 12/31/2006 12.246 13.620       78
 12/31/2007 13.620 14.871       84
 12/31/2008 14.871  8.782      148
AZL Money Market Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.580     1129
 12/31/2002 10.580 10.521     2623
 12/31/2003 10.521 10.410     1806
 12/31/2004 10.410 10.334     1396
 12/31/2005 10.334 10.453     2667
 12/31/2006 10.453 10.766     2668
 12/31/2007 10.766 11.125     3395
 12/31/2008 11.125 11.238     3559



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL OCC Opportunity Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  8.014       10
 12/31/2003  8.014 12.805      129
 12/31/2004 12.805 13.607       96
 12/31/2005 13.607 14.100       80
 12/31/2006 14.100 15.528       70
 12/31/2007 15.528 16.672       55
 12/31/2008 16.672  8.688       44
AZL S&P 500 Index Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.897       24
 12/31/2008  9.897  6.104      941
AZL Schroder Emerging Markets Equity Fund - Class 1
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 13.654       13
 12/31/2008 13.654  6.487     3491
AZL Schroder Emerging Markets Equity Fund - Class 2
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.472       21
 12/31/2007 10.472 13.455       70
 12/31/2008 13.455  6.384      111

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Small Cap Stock Index Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.329        4
 12/31/2008  9.329  6.353      135
AZL Turner Quantitative Small Cap Growth Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.125       30
 12/31/2006 11.125 12.211       22
 12/31/2007 12.211 12.772       32
 12/31/2008 12.772  7.135       31
AZL Van Kampen Equity and Income Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.810       16
 12/31/2005 10.810 11.380       60
 12/31/2006 11.380 12.627       66
 12/31/2007 12.627 12.832       72
 12/31/2008 12.832  9.627       69
AZL Van Kampen Global Real Estate Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.052       19
 12/31/2007 12.052 10.852       53
 12/31/2008 10.852  5.796       42



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Van Kampen Growth and Income Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.667      145
 12/31/2002  9.667  8.131      223
 12/31/2003  8.131 10.219      338
 12/31/2004 10.219 11.469      310
 12/31/2005 11.469 12.355      333
 12/31/2006 12.355 14.121      299
 12/31/2007 14.121 14.291      258
 12/31/2008 14.291  9.462      246
AZL Van Kampen International Equity Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.274        9
 12/31/2004 12.274 13.581       35
 12/31/2005 13.581 14.952       69
 12/31/2006 14.952 17.878       87
 12/31/2007 17.878 19.359       89
 12/31/2008 19.359 13.637       75
AZL Van Kampen Mid Cap Growth Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.520       52
 12/31/2002  9.520  7.112       62
 12/31/2003  7.112  9.007       81
 12/31/2004  9.007 10.767      108
 12/31/2005 10.767 12.480      204
 12/31/2006 12.480 13.440      182
 12/31/2007 13.440 16.193      273
 12/31/2008 16.193  8.220      237
BlackRock Global Allocation V.I. Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.919       89


                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Davis VA Financial Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  9.652        6
 12/31/2003  9.652 12.578       24
 12/31/2004 12.578 13.683       26
 12/31/2005 13.683 14.624       39
 12/31/2006 14.624 17.090       42
 12/31/2007 17.090 15.832       21
 12/31/2008 15.832  8.373       20
Davis VA Value Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  7.967       88
 12/31/2003  7.967 10.193      247
 12/31/2004 10.193 11.291      243
 12/31/2005 11.291 12.186      212
 12/31/2006 12.186 13.819      176
 12/31/2007 13.819 14.258      141
 12/31/2008 14.258  8.390      124
Franklin Global Real Estate Securities Fund
1.40%
 12/31/1999    N/A 21.386     5402
 12/31/2000 21.386 27.827     3767
 12/31/2001 27.827 29.684     3005
 12/31/2002 29.684 29.929     2390
 12/31/2003 29.929 40.162     2073
 12/31/2004 40.162 52.349     1781
 12/31/2005 52.349 58.717     1538
 12/31/2006 58.717 69.989     1257
 12/31/2007 69.989 54.757      960
 12/31/2008 54.757 31.195      803
Franklin Growth and Income Securities Fund
1.40%
 12/31/1999    N/A 26.147    27635
 12/31/2000 26.147 30.424    19239
 12/31/2001 30.424 29.393    15365
 12/31/2002 29.393 24.484    12649
 12/31/2003 24.484 30.436    10605
 12/31/2004 30.436 33.286     8946
 12/31/2005 33.286 34.042     7640
 12/31/2006 34.042 39.293     6489
 12/31/2007 39.293 37.404     5447
 12/31/2008 37.404 23.991     4566


     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Franklin High Income Securities Fund
1.40%
 12/31/1999    N/A 20.900     9493
 12/31/2000 20.900 17.930     6333
 12/31/2001 17.930 18.433     4708
 12/31/2002 18.433 16.441     3713
 12/31/2003 16.441 21.319     3309
 12/31/2004 21.319 23.131     2509
 12/31/2005 23.131 23.660     2008
 12/31/2006 23.660 25.544     1685
 12/31/2007 25.544 25.946     1312
 12/31/2008 25.946 19.658     1145
Franklin Income Securities Fund
1.40%
 12/31/1999    N/A 24.323    24930
 12/31/2000 24.323 28.728    17167
 12/31/2001 28.728 28.604    13514
 12/31/2002 28.604 28.102    10837
 12/31/2003 28.102 36.607     9208
 12/31/2004 36.607 41.195     7977
 12/31/2005 41.195 41.368     6905
 12/31/2006 41.368 48.330     6015
 12/31/2007 48.330 49.567     5203
 12/31/2008 49.567 34.502     4327
Franklin Large Cap Growth Securities Fund
1.40%
 12/31/1999    N/A 20.218    10865
 12/31/2000 20.218 21.085    10359
 12/31/2001 21.085 18.450     7467
 12/31/2002 18.450 14.020     5308
 12/31/2003 14.020 17.576     4568
 12/31/2004 17.576 18.757     3885
 12/31/2005 18.757 18.738     3185
 12/31/2006 18.738 20.543     2536
 12/31/2007 20.543 21.578     2097
 12/31/2008 21.578 13.960     1746
Franklin Rising Dividends Securities Fund
1.40%
 12/31/1999    N/A 18.846    17254
 12/31/2000 18.846 22.497    11259
 12/31/2001 22.497 25.266     9153
 12/31/2002 25.266 24.586     7674
 12/31/2003 24.586 30.276     6703
 12/31/2004 30.276 33.212     5744
 12/31/2005 33.212 33.957     4914
 12/31/2006 33.957 39.323     4138
 12/31/2007 39.323 37.837     3456
 12/31/2008 37.837 27.258     2899

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Franklin Small Cap Value Securities Fund
1.40%
 12/31/1999    N/A  7.736      726
 12/31/2000  7.736  9.553     1012
 12/31/2001  9.553 10.758     1463
 12/31/2002 10.758  9.648     1372
 12/31/2003  9.648 12.603     1160
 12/31/2004 12.603 15.421     1052
 12/31/2005 15.421 16.574      875
 12/31/2006 16.574 19.173      675
 12/31/2007 19.173 18.501      501
 12/31/2008 18.501 12.247      380
Franklin Small-Mid Cap Growth Securities Fund
1.40%
 12/31/1999    N/A 28.353    10653
 12/31/2000 28.353 23.878     9133
 12/31/2001 23.878 20.009     6886
 12/31/2002 20.009 14.104     5522
 12/31/2003 14.104 19.138     4679
 12/31/2004 19.138 21.080     3906
 12/31/2005 21.080 21.845     3116
 12/31/2006 21.845 23.471     2546
 12/31/2007 23.471 25.806     2104
 12/31/2008 25.806 14.672     1802
Franklin Templeton VIP Founding Funds Allocation Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.246       15
 12/31/2008  9.246  5.847       41
Franklin U.S. Government Fund
1.40%
 12/31/1999    N/A 18.574    20936
 12/31/2000 18.574 20.481    15282
 12/31/2001 20.481 21.733    12805
 12/31/2002 21.733 23.592    11045
 12/31/2003 23.592 23.830     8791
 12/31/2004 23.830 24.370     7203
 12/31/2005 24.370 24.668     6000
 12/31/2006 24.668 25.375     5106
 12/31/2007 25.375 26.733     4330
 12/31/2008 26.733 28.446     3873



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Franklin Zero Coupon Fund 2010
1.40%
 12/31/1999    N/A 24.164     1852
 12/31/2000 24.164 28.289     1278
 12/31/2001 28.289 29.462     1071
 12/31/2002 29.462 34.892      874
 12/31/2003 34.892 35.643      683
 12/31/2004 35.643 36.804      555
 12/31/2005 36.804 36.851      632
 12/31/2006 36.851 37.326      574
 12/31/2007 37.326 39.978      501
 12/31/2008 39.978 42.376      427
Mutual Global Discovery Securities Fund
1.40%
 12/31/1999    N/A 13.701     5795
 12/31/2000 13.701 14.922     4601
 12/31/2001 14.922 14.771     3735
 12/31/2002 14.771 13.246     2872
 12/31/2003 13.246 16.875     2390
 12/31/2004 16.875 19.727     2172
 12/31/2005 19.727 22.620     2029
 12/31/2006 22.620 27.507     1851
 12/31/2007 27.507 30.424     1641
 12/31/2008 30.424 21.513     1325
Mutual Shares Securities Fund
1.40%
 12/31/1999    N/A 13.237    12423
 12/31/2000 13.237 14.831     8947
 12/31/2001 14.831 15.692     7886
 12/31/2002 15.692 13.685     5881
 12/31/2003 13.685 16.933     5047
 12/31/2004 16.933 18.848     4304
 12/31/2005 18.848 20.599     3723
 12/31/2006 20.599 24.104     3270
 12/31/2007 24.104 24.652     2691
 12/31/2008 24.652 15.330     2194
OpCap Mid Cap Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.009       22
 12/31/2007 10.009 10.583       34
 12/31/2008 10.583  6.087       40

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Oppenheimer Global Securities Fund/VA
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  6.912       25
 12/31/2003  6.912  9.748      255
 12/31/2004  9.748 11.454      240
 12/31/2005 11.454 12.911      183
 12/31/2006 12.911 14.985      105
 12/31/2007 14.985 15.709       89
 12/31/2008 15.709  9.265       68
Oppenheimer High Income Fund/VA
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  9.223       27
 12/31/2003  9.223 11.273       48
 12/31/2004 11.273 12.113       45
 12/31/2005 12.113 12.221       34
 12/31/2006 12.221 13.188       26
 12/31/2007 13.188 12.990       29
 12/31/2008 12.990  2.732       90
Oppenheimer Main Street Fund/VA
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  6.682       78
 12/31/2003  6.682  8.349      203
 12/31/2004  8.349  9.012      180
 12/31/2005  9.012  9.418      143
 12/31/2006  9.418 10.682      105
 12/31/2007 10.682 10.999       83
 12/31/2008 10.999  6.674       50
PIMCO VIT All Asset Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.878       62
 12/31/2005 11.878 12.443      173
 12/31/2006 12.443 12.842      139
 12/31/2007 12.842 13.717      133
 12/31/2008 13.717 11.383      117



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.037       66
 12/31/2006 11.037 10.546       78
 12/31/2007 10.546 12.816      118
 12/31/2008 12.816  7.103      137
PIMCO VIT Emerging Markets Bond Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.927       48
 12/31/2006 10.927 11.776       57
 12/31/2007 11.776 12.287       60
 12/31/2008 12.287 10.347       59
PIMCO VIT Global Bond Portfolio (Unhedged)
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.349       78
 12/31/2006  9.349  9.648      139
 12/31/2007  9.648 10.440      195
 12/31/2008 10.440 10.208      264
PIMCO VIT High Yield Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.941      160
 12/31/2002  9.941  9.684      194
 12/31/2003  9.684 11.737      461
 12/31/2004 11.737 12.680      427
 12/31/2005 12.680 13.020      335
 12/31/2006 13.020 14.008      270
 12/31/2007 14.008 14.297      244
 12/31/2008 14.297 10.779      219

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
PIMCO VIT Real Return Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.516      163
 12/31/2004 10.516 11.294      411
 12/31/2005 11.294 11.371      386
 12/31/2006 11.371 11.294      401
 12/31/2007 11.294 12.324      367
 12/31/2008 12.324 11.295      431
PIMCO VIT Total Return Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 11.720      362
 12/31/2002 11.720 12.606     1133
 12/31/2003 12.606 13.057     1127
 12/31/2004 13.057 13.505      932
 12/31/2005 13.505 13.645     1004
 12/31/2006 13.645 13.974      955
 12/31/2007 13.974 14.986      910
 12/31/2008 14.986 15.486     1007
Seligman Smaller-Cap Value Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A 13.897       60
 12/31/2003 13.897 20.548       97
 12/31/2004 20.548 24.304       91
 12/31/2005 24.304 23.013       68
 12/31/2006 23.013 27.516       46
 12/31/2007 27.516 28.256       39
 12/31/2008 28.256 16.847       24
SP International Growth Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A  8.485        0
 12/31/2001  8.485  5.361       54
 12/31/2002  5.361  4.079       21
 12/31/2003  4.079  5.597       54
 12/31/2004  5.597  6.409       50
 12/31/2005  6.409  7.318       39
 12/31/2006  7.318  8.672       38
 12/31/2007  8.672 10.186       31
 12/31/2008 10.186  4.973       16



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
SP Strategic Partners Focused Growth Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A  7.949        0
 12/31/2001  7.949  6.605       50
 12/31/2002  6.605  4.851       46
 12/31/2003  4.851  6.001       40
 12/31/2004  6.001  6.504       37
 12/31/2005  6.504  7.364       32
 12/31/2006  7.364  7.182       29
 12/31/2007  7.182  8.121       21
 12/31/2008  8.121  4.921       28
Templeton Foreign Securities Fund
1.40%
 12/31/1999    N/A 23.022    27312
 12/31/2000 23.022 21.586    19667
 12/31/2001 21.586 17.932    15753
 12/31/2002 17.932 14.428    12501
 12/31/2003 14.428 18.859    10496
 12/31/2004 18.859 22.105     9082
 12/31/2005 22.105 24.082     7900
 12/31/2006 24.082 28.901     6678
 12/31/2007 28.901 32.996     5552
 12/31/2008 32.996 19.445     4714

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Templeton Global Bond Securities Fund
1.40%
 12/31/1999    N/A 16.635     4225
 12/31/2000 16.635 17.112     2865
 12/31/2001 17.112 17.302     1931
 12/31/2002 17.302 20.720     1502
 12/31/2003 20.720 25.074     1258
 12/31/2004 25.074 28.455     1062
 12/31/2005 28.455 27.243      876
 12/31/2006 27.243 30.396      743
 12/31/2007 30.396 33.350      666
 12/31/2008 33.350 35.010      636
Templeton Growth Securities Fund
1.40%
 12/31/1999    N/A 19.466    24870
 12/31/2000 19.466 19.529    17978
 12/31/2001 19.529 19.066    13408
 12/31/2002 19.066 15.357    10211
 12/31/2003 15.357 20.083     8504
 12/31/2004 20.083 23.021     7148
 12/31/2005 23.021 24.758     6133
 12/31/2006 24.758 29.835     5316
 12/31/2007 29.835 30.170     4495
 12/31/2008 30.170 17.214     3748

FOR SERVICE OR MORE INFORMATION
You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:
  PUBLIC REFERENCE SECTION OF THE COMMISSION
  100 F Street, NE
  Washington, DC 20549

You can contact us at:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  5701 Golden Hills Drive
  Minneapolis, MN 55416
  (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  P.O. Box 561
  Minneapolis, MN 55440-0561
  (800) 624-0197



     The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus -
                   April 27, 2009, as revised October 26, 2009